Beneficial Ownership Reporting
Compliance

The registrant's Trustees and
certain officers, its investment
adviser, certain affiliated persons
of the investment adviser, and
persons who beneficially own
more than 10% of any class of
outstanding securities of the
registrant are required to file forms
reporting their affiliation with the
registrant and reports of ownership
and changes in ownership of the
registrant's securities with the
SEC. Based on a review of these
forms filed electronically with the
SEC, the registrant has determined
that, during the registrant's current
fiscal year, the following forms
were filed late: for the fiscal year
ended March 31, 2023, Form 4
filed on March 6, 2026 by Tom
Sittema to report purchases of
shares; for the fiscal year ended
March 31, 2025, Form 4 filed on
February 25, 2026 by Brian Borton
to report a purchase of shares and
Form 4 filed on March 6, 2026 by
Tom Sittema to report purchases
and a sale of shares; and for the
fiscal year ended March 31, 2026,
Form 4 filed on February 25, 2026
by Brian Borton to report a
purchase of shares and Form 4
filed on March 6, 2026 by Tom
Sittema to report a purchase and
sale of shares.